UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001793167

                             Galton Funding Mortgage Trust 2019-H1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001793184
Central Index Key Number of underwriter (if applicable): ____________

                                           Doug Potolsky, (212) 907-8559
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – AMC Exception Grades
Schedule 3 – AMC Rating Agency Grades
Schedule 4 – AMC Supplemental Data Report
Schedule 5 – AMC Data Compare
Schedule 6 – AMC Valuation Summary

99.2	Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Exception Report
Schedule 3 – Rating Agency Grades
Schedule 4 – Supplemental Data
Schedule 5 – Final Tape Compare Report
Schedule 6 – Valuation Summary Report

99.3	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November __, 2019

GALTON MORTGAGE ACQUISITION PLATFORM IV H DEPOSITOR LLC
(Depositor)

By:	/s/ George Davie
Name: George Davie
Title: Authorized Signatory

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – AMC Exception Grades
Schedule 3 – AMC Rating Agency Grades
Schedule 4 – AMC Supplemental Data Report
Schedule 5 – AMC Data Compare
Schedule 6 – AMC Valuation Summary

99.2	Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Exception Report
Schedule 3 – Rating Agency Grades
Schedule 4 – Supplemental Data
Schedule 5 – Final Tape Compare Report
Schedule 6 – Valuation Summary Report

99.3	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures